Pension and Other Postretirement Benefits, Pension Additional Information (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Accumulated benefit obligation for defined benefit plans [Abstract]
Accumulated benefit obligation for defined benefit plans, period end	$ 2,126	$ 2,041
Pension plans with projected benefit obligation in excess of the fair value of assets [Abstract]
Projected benefit obligations	2,156	2,067
Fair value of assets	1,698	1,527
Pension plans with accumulated benefit obligations in excess of the fair value of assets [Abstract]
Accumulated benefit obligations	2,125	2,041
Fair value of assets	1,698	1,527
Non-US Plans [Member]
Accumulated benefit obligation for defined benefit plans [Abstract]
Accumulated benefit obligation for defined benefit plans, period end	1,172	1,016
Pension plans with projected benefit obligation in excess of the fair value of assets [Abstract]
Projected benefit obligations	987	846
Fair value of assets	309	259
Pension plans with accumulated benefit obligations in excess of the fair value of assets [Abstract]
Accumulated benefit obligations	779	720
Fair value of assets	$ 171	$ 162